March 4, 2014

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Maryse Mills-Apenteng, Special Counsel
Gabriel Eckstein, Staff Attorney
Barbara C. Jacobs, Assistant Director

Re:	Imprivata, Inc.

Draft Registration Statement on Form S-1

Submitted January 17, 2014

CIK No. 0001328015

Dear Ms. Mills-Apenteng:

This letter is being submitted on behalf of Imprivata, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Confidential Draft Registration Statement on Form S-1 submitted on January 17, 2014 (the “Draft Registration Statement”), as set forth in your letter dated February 13, 2014 addressed to Omar Hussain, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 1 to the Draft Registration Statement on Form S-1 (the “Registration Statement”), which includes changes to reflect responses to the Staff’s comments and other updates.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to the Registration Statement.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via Federal Express two (2) copies of each of this letter and the Registration Statement (marked to show changes from the Draft Registration Statement).

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and advises the Staff that to date no written communications have been presented to potential investors in reliance on Section 5(d) of the Securities Act by the Company, or by anyone authorized to do so on the Company’s behalf, and to the extent that any such written communications are subsequently presented (prior to the completion of the offering) to potential investors, including any investor presentations distributed during “testing-the-waters” meetings, the Company will supplementally provide such written communications to the Staff. Similarly, the Company respectfully advises the Staff that no research reports about the Company have to date been published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the offering, and to the extent any such research reports are subsequently published or distributed (prior to the completion of the offering), the Company will supplementally provide such research reports to the Staff.

2.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the document, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and advises the Staff that it will supplementally provide the Staff with the price range once such information is available and will file a pre-effective amendment to the Registration Statement containing all required information, including pricing-related information and share amount information.

3.	As soon as practicable, please provide us with copies of any artwork or graphics that you intend to include in your prospectus. Upon review of such materials, we may have further comments. For guidance, see Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations, available on our website.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company will supplementally provide the Staff with the artwork and graphics that the Company intends to use in the Registration Statement.

Prospectus summary

Overview, page 1

4.	Please provide support for your claim in the first sentence that you are a “leading provider of authentication and access management technology solutions for the healthcare industry.” To the extent that you are making this statement based on the KLAS award you disclose in the second bullet point on page 4, explain to us how the criteria used for the award applies to your general claim of leadership. In addition, provide support for the following statements on page 1:

•	“Imprivata OneSign is one of the most widely-used technology solutions by our customers’ physicians, nurses and other clinicians.” In addition, tell us what consideration you gave to disclosing quantitative information to provide appropriate context for your statement; and

•	“[S]ome of [y]our customers have reported that clinicians can save up to 45 minutes per shift.”

RESPONSE: The Company respectfully acknowledges the comment and advises the Staff that it is supplementally providing to the Staff the support for its statement that it is a “leading provider of authentication and access management technology solutions for the healthcare industry,” which consists of data from HIMSS Analytics reporting the Company’s market share among single sign-on providers in hospitals, and the number one ranking as the Category Leader for Single Sign-On in the Best in KLAS: Software & Services in 2012 and 2013. KLAS, an independent healthcare technology research firm, bases its rankings on evaluations collected from healthcare providers and in-depth confidential interviews with healthcare providers on a range of performance indicators, including product functionality and the overall customer experience. KLAS describes its Category Leader designation as “reserved for vendor solutions that lead select market segments.”

In addition, the Company respectfully advises the Staff that it is supplementally providing to the Staff the support for the Company’s good-faith, reasonable belief that “Imprivata OneSign is one of the most widely-used technology solutions by our customers’ physicians, nurses and other clinicians.” This support includes a 2011 study of acute care hospitals in the United States by the Ponemon Institute, which was commissioned by the Company, and a 2013 study by the American Journal of Emergency Medicine. The studies show that clinicians spend 25% and 43% of their working time, respectively, working with electronic health records, or EHRs. The Ponemon study further reports that approximately 60% of clinicians believe single sign-on enhances use of EHRs for hospitals and physicians by decreasing the amount of time it takes to access the records. Because clinicians spend a large proportion of their time working with EHRs, and the Company’s customers use Imprivata OneSign in conjunction with EHRs in order to access EHRs, the Company believes that Imprivata OneSign is one of the most widely used technology solutions by its customers’ physicians, nurses and other clinicians. The Company respectfully submits that the quantitative information disclosed on the percentage of time that clinicians access and use EHRs, combined with the qualitative description of Imprivata OneSign installed on workstations to enable access to EHRs throughout a healthcare organization, provides potential investors with the appropriate context for the statement.

Finally, the Company respectfully advises the Staff that it is supplementally providing the support for the statement that “some of our customers have reported that clinicians can save up to 45 minutes per shift.” This support includes presentations and reports by some of the Company’s customers on time savings of up to 45 minutes per shift.

5.	Please disclose your accumulated deficit for the comparable periods in the first paragraph on page 2, in your first risk factor, and in your MD&A and Business sections on pages 44 and 64, respectively.

RESPONSE: The Company has revised the disclosure on pages 2, 11, 44 and 66 of the Registration Statement in response to the Staff’s comment. The Company has updated the financial information in these sections and throughout the Registration Statement with information for the period ended as of December 31, 2013.

Industry overview, page 2

6.	Regarding the third-party data on which you rely, such as the data from Health Affairs, HIMSS Analytics, the World Health Organization, Gartner, Permanente Journal, and the U.S. Bureau of Labor Statistics, please tell us whether any of the data was prepared for your company or for the offering. In addition, provide us with supplemental copies of the reports and mark the copies appropriately to designate the portion you rely upon and cross-reference them to the statements in the prospectus.

RESPONSE: The Company respectfully advises the Staff that none of the third-party data from Health Affairs, HIMSS Analytics, the World Health Organization, Gartner, Permanente Journal, or the U.S. Bureau of Labor Statistics cited in the Registration Statement was prepared for the Company, nor was any of the cited third-party data from such sources prepared in anticipation of or in connection with the offering contemplated by the Registration Statement. In addition, the Company respectfully advises the Staff that it is supplementally providing the Staff with marked copies of each such report.

Risk factors

Our Imprivata Cortext solution depends upon a third-party service provider…, page 23

7.	You highlight your dependence on a third-party data service provider in this risk factor. Please tell us which exhibit contains your agreement with this service provider or file the agreement. Alternatively, tell us why you do not believe that it is required to be filed. Refer to Item 601(b)(10) of Regulation S-K. In addition, to the extent that this is a material agreement, include a description of the material terms in your Business section.

RESPONSE: The Company respectfully advises the Staff that the agreement with its third-party data service provider described in the risk factor on page 23 of the Registration Statement was entered into in the ordinary course of its business and the Company is not substantially dependent upon this relationship. In addition, the Company respectfully advises the Staff that this agreement is of the ordinary type for this vendor in its industry, is in the form of a click-through agreement and that there are other providers of this service in the event the current service provider no longer provides services to the Company. Furthermore, the Company respectfully advises the Staff that termination of such agreement would not result in a material adverse effect on the Company. Therefore, the Company respectfully submits that it is not required by Item 601(b)(10) of Regulation S-K to file this agreement. The Company has also revised the title of the risk factor on page 23 of the Registration Statement to clarify the relationship with its third-party data service provider.

The concentration of our capital stock ownership…, page 28

8.	Please tell us whether you will be considered a controlled company within the rules of the exchange on which your securities will be listed. If so, disclose this in the forepart of your Summary and expand your risk factor to discuss the effects of the exemptions on your corporate governance.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and confirms that it does not intend to rely upon, nor does it expect to be eligible to rely upon, the “controlled company” exemption available under Section 303A of the NYSE Listed Company Manual, because no single individual, group or other company holds more than 50% of the voting power to elect a director.

Use of proceeds, page 34

9.	You disclose elsewhere in your prospectus, such as on page 5, that part of your strategy includes various expenditures, including investments in research and development, new products, and expansion of your international presence. We also note your statement on page 34 that you “cannot specify with certainty” the uses of the net proceeds. Please revise to provide the approximate amount intended to be used for each purpose. Refer to Item 504 of Regulation S-K.

RESPONSE: The Company respectfully advises the Staff that at the current time the Company has no specific plans with respect to the allocation of the net proceeds from the offering beyond the uses disclosed on page 34 of the Registration Statement. The Company further advises the Staff that although the Company does intend to invest further in research and development, new products, and expansion of its international presence, the Company has not yet formulated specific plans with respect to the allocation of the net proceeds from the offering to any particular purpose. The Company respectfully acknowledges the Staff’s comment and will revise the disclosure in the Registration Statement should more specific determinations with respect to the use of proceeds from this offering be made prior to the completion of this offering.

Management’s discussion and analysis of financial condition and results of operations

Overview, page 43

10.	Please revise the disclosure in this section to discuss the material opportunities, challenges, and risks on which management is focused, as well as the actions that management is taking to address those matters. For example and without limitation, we note the following:

•	Your sales to non-healthcare customers have been decreasing since December 31, 2011 even though you mention on page 1 that you have “over 720,000 licensed users in over 400 non-healthcare organizations”; and

•	Your adjusted EBITDA, which you use to evaluate your operating performance, has decreased since December 31, 2011 and was negative for the nine months ended September 30, 2013.

In addition, tell us what consideration you gave to providing a discussion of any actions you are taking to address challenges from the move to cloud based services and adoption of mobile applications. In this regard, we note your disclosure at the bottom of page 12.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 44 of the Registration Statement to discuss the material opportunities, challenges, and risks on which management is focused, as well as to discuss the actions that management is taking to address those matters. Consistent with the strategy as described in the Business section, the Company’s goal is to extend its leadership position as a provider of authentication and access management solutions in the healthcare industry. In addition, the Company has revised the disclosure to highlight its strategic focus on the healthcare industry. Consequently, the Company respectfully advises the Staff that it does not consider the decline in sales to non-healthcare customers to be a negative factor requiring specific discussion.

In addition, the Company respectfully advises the Staff that it expects to incur significant operating costs relating to its research and development initiatives. These initiatives include the development of a mobile version of the Company’s authentication and access management solutions, which is an effort to address the potential move to cloud-based services and the adoption of mobile applications in the healthcare industry. However, the Company respectfully advises the Staff that the development of a mobile version of the Company’s authentication and access management solutions is not a substantial component of its current research and development program, and thus has not specifically discussed such efforts in the Registration Statement.

11.	We note your disclosure on pages 4 and 67 regarding add-on sales and renewal rates as an indication of your stable customer base and to provide visibility into future performance. Please describe the financial performance indicators that management uses to assess your business that would be material to investors.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 43 and 44 of the Registration Statement.

Backlog, page 45

12.	Disclose the significant components that are included in your backlog amount. In this regard, separately disclose those amounts attributable to products, software maintenance and professional services.

RESPONSE: The Company respectfully advises the Staff that it does not review backlog by component for internal operating measurements. For purposes of making revenue recognition judgments, certain components of backlog may require more judgment than others or may be subject to different criteria. Therefore, an increase or decrease in backlog amount in the constituent components is more likely to result from variability in the timing of purchases among the various constituent components by the Company’s customers, rather than reflect the Company’s future performance. Consequently, the Company respectfully submits to the Staff that disclosure of the significant components of the backlog amount would not provide potential investors with meaningful additional information with which to evaluate the Company’s performance.

Results of operations, page 47

13.	Tell us what consideration you gave to separately disclosing the amount of revenue by the type of revenue. For example, consider separately disclosing device sales and software licensing. Further, consider providing details of software licensing that is user based and enterprise license. Also, consider separately disclosing professional services from maintenance.

RESPONSE: The Company respectfully advises the Staff that a significant majority of its customers purchase devices from the Company, such as proximity cards or fingerprint readers, in addition to software licenses to take advantage of the range of authentication and access options offered by the Company’s solutions. The Company is not a broad reseller of these devices but only sells these readers to its customers. These devices can be sold separately and customers have also purchased them from other distribution sources independent of the Company. The buying patterns vary quite significantly across the Company’s customer base as some customers may not purchase these devices for several months or even years after the initial sale while others will purchase them up front in small or larger quantities both initially and over time. The Company has concluded that there is no discernable buying pattern and believes that disclosing the device sales from software license fees will confuse investors as to trends in the business which would not be accurate. Therefore, the Company respectfully submits to the Staff that product revenue as an aggregate of revenues from device sales and software licensing provides a more meaningful view of product revenue and the Company’s business than separately disclosing the amount of revenue by the type of revenue.

In addition, the Company respectfully advises the Staff that as disclosed in the basis of presentation section, the majority of its customers purchase the Company’s solutions on a per-user basis. A limited number of the Company’s customers have purchased the Company’s solutions on an enterprise basis without regard to the number of users within the customer’s organization. In the periods presented there was only one enterprise arrangement and as such these arrangements are not material to the Company’s overall business. Therefore, the Company respectfully submits to the Staff that comparing software licensing that is user-based to enterprise licenses would not provide a potential investor with meaningful additional information with which to evaluate the Company’s business.

Professional services are less than ten percent of revenue and the disclosure is consistent with practices of similar companies in its industry. The Company respectfully submits to the Staff that separate disclosure of professional service fees and maintenance fees would not provide a potential investor with meaningful additional information with which to evaluate the Company’s business and its current presentation allows for an easier comparison of the Company’s results to other companies in the industry who account for revenue in the same manner that the Company does.

Comparison of nine months ended September 30, 2012 and 2013

Revenue, page 48

14.	In the first paragraph in this section and in the equivalent disclosure on page 50, please disclose the reason for the decrease in new sales to non-healthcare customers.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 48 and 51 of the Registration Statement.

Liquidity and capital resources, page 54

15.	Please disclose whether your current cash and cash equivalents are sufficient to meet your working capital and capital expenditure needs for the next 12 months.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on page 55 of the Registration statement.

Business, page 63

16.	We note the second risk factor on page 20 where you disclose that a substantial portion of your international revenues are from government-operated healthcare organizations. You also disclose that the government entities have a right to cancel contracts. Please provide the disclosure required by Item 101(c)(1)(ix) of Regulation S-K or advise.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 20 and 74 of the Registration Statement.

Industry overview, page 64

17.	In the carryover paragraph at the bottom of page 65, you disclose the inputs used to estimate the available market for your products. Please further clarify how these inputs are used to calculate the available market share. Also explain in your document why you are excluding non-acute care settings when you believe that they are potential customers for your solution. Finally, explain in your disclosure how you calculated the $1.5 billion available market on page 68.

RESPONSE: In response to the Staff’s comment, the Company has expanded the disclosure on pages 67 and 68 of the Registration Statement to clarify how the inputs and the calculations are used for the Company’s estimates of its total available market in North America and in other global markets that the Company currently serves, referenced on page 70 and elsewhere in the Registration Statement.

In addition, the Company confirms that it believes that healthcare organizations in non-acute care settings are potential customers of its solutions, however the Company has excluded such healthcare organizations from the estimates of its total available market to obtain more conservative estimates, due to the lack of available data covering these types of healthcare organizations. The Company has accordingly revised its disclosure on page 68 of the Registration Statement to make the clarification.

Sales and marketing, page 71

18.	You disclose in the carryover paragraph at the top of page 15 some of the risks in your agreements with your channel partners. Please explain in this section the main terms of the agreements you enter into with your channel partners.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 73 of the Registration Statement to disclose the main terms of the agreements the Company has with its channel partners.

Customers, page 71

19.	We note your disclosure in the last sentence of the second paragraph in this section. Please tell us why you do not consider your largest reseller that you refer to on page 14 and F-37 to be a customer. Alternatively, disclose the name of your reseller. Refer to Item 101(c)(1)(vii) of Regulation S-K.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and submits that the Company does not consider any of its resellers, including its largest reseller referred to on pages 14 and F-35 of the Registration Statement, to be a customer. The Company respectfully advises the Staff that its resellers are not end users of the Company’s products or services, and that the Company, rather than the Company’s resellers, enters into end user license agreements with each of its customers. Accordingly, as end users of the Company’s products and solutions, the Company’s customers receive license keys directly from the Company rather than through the Company’s resellers. Furthermore, the Company believes that, even if its relationship with its largest reseller were terminated, the loss of such relationship would not have a material adverse effect on the Company’s relationships with its ultimate end users or customers. The Company believes that it would be able to effectively sell its products directly to its customers or through other resellers without a material disruption to the Company’s business, and customers and potential customers who currently purchase or would purchase the Company’s products and services through the Company’s largest reseller could then purchase directly from the Company or through other resellers.

Government regulation, page 73

20.	Given that your sales in the United Kingdom and other foreign jurisdictions are increasing, please tell us what consideration you gave to providing a succinct summary of foreign privacy regulations that are material to your business and explaining how they are applicable to you.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 76.

HIPAA, page 73

21.	Please consider expanding to include disclosure regarding how civil penalties are determined for HIPAA violations, including any maximum amounts. Provide similar disclosure for the HITECH Act.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 75 and 76.

Management, page 75

22.	For the biography of Mr. John Blaeser on page 77, please revise the date range “[f]rom 1997 to 1985” in the fourth sentence.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 80 of the Registration Statement.

Compensation committee interlocks and insider participation, page 82

23.	We note that Polaris and General Catalyst are parties to your Investor Rights Agreement that you disclose as a related party transaction under Item 404 of Regulation S-K. Please provide the disclosure required by Item 407(e)(4)(i)(C) for Messrs. Barrett and Orfao under this heading or advise.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 85 of the Registration Statement to include the disclosure required by Item 407(e)(4)(i)(C).

Executive officer and director compensation

Elements of compensation, page 83

24.	Either in the third paragraph in this section or as a narrative to your summary compensation table, please disclose the formula or criteria applied to the sales commission plan for Mr. Brigiotta, in accordance with Item 402(o)(5) of Regulation S-K. Also, in footnote (4) of your summary compensation table, disaggregate the amounts earned under the variable commissions plan and quarterly incentive plan.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 86 of the Registration Statement to disclose the criteria applied to the sales commission plan for Mr. Brigiotta, in accordance with Item 402(o)(5) of Regulation S-K. In addition, in response to the Staff’s comment, the Company has revised the disclosure in footnote 5 on page 87 of the Registration Statement to disaggregate the amounts earned under the variable commissions plan and quarterly incentive plan.

Executive employment agreements, page 85

25.	Please file the offer letter agreements with each of your named executive officers or tell us why you do not believe that they are required to be filed. Refer to Item 601(b)(10)(iii)(A) of Regulation S-K.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and undertakes to provide in a future amendment all employment agreements, including any offer letters, required by Item 601(b)(10)(iii)(A) of Regulation S-K.

Certain relationships and related party transactions, page 92

26.	Please tell us the nature of the promissory note in exhibit 10.6 that you will file in a future amendment and why it is not a related party transaction required to be disclosed under Item 404(a) of Regulation S-K.

RESPONSE: The Company respectfully advises the Staff that the promissory note dated October 19, 2007, which was amended and restated on October 19, 2012, was given by an employee and officer of the Company pursuant to a stock option exercise, and the Company intends to file such note in a future amendment as Exhibit 10.6 as required by Item 601(b)(10) of Regulation S-K. However, the Company respectfully submits to the Staff that it is not a related party transaction required to be disclosed under Item 404(a) of Regulation S-K because the largest aggregate indebtedness outstanding at any time since the beginning of the Company’s last fiscal year and all amounts of interest payable on it during the last fiscal year did not exceed $120,000, the threshold for disclosure required by Item 404(a) of Regulation S-K. This promissory note will be repaid in full prior to the Company’s initial public filing of a Registration Statement.

Principal stockholders, page 93

27.	In the footnotes to your table, you disclaim beneficial ownership. Please remove this disclaimer or provide us an analysis supporting your belief that Exchange Act Rule 13d-4 disclaimers are proper outside of filings on Schedules 13D and 13G. For guidance, refer to Section III.A.4 of SEC Release No. 33-5808, which states that Rule 13d-4 permits any person to expressly declare in such person’s Schedule 13D that the filing of such a statement shall not be construed as an admission that the person is a beneficial owner of the securities covered by such statement.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure in footnotes 1, 2 and 3 on pages 97 and 98 of the Registration Statement to omit disclaimers of beneficial ownership.

28.	Refer to footnote 3. Please disclose all natural persons who share voting or dispositive powers over the shares held by Polaris Venture Partners III, L.P. You only disclose that Mr. Barrett holds a membership interest in Polaris Venture Management Co., III, L.L.C.

RESPONSE: In response to the Staff’s comment, the Company has revised footnote 3 on pages 97 and 98 of the Registration Statement to disclose all natural persons who share voting or dispositive powers over the shares held by entities affiliated with Polaris Venture Partners III, L.P.

Underwriting, page 107

29.	Please tell us where you disclose the exception to the lock-up agreement you mention in the first paragraph on page 102.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 111.

Notes to consolidated financial statements

1. Organization and business

(h) Unaudited pro forma consolidated balance sheet, page F-10

30.	We note that upon the consummation of the IPO all of the outstanding shares of redeemable convertible preferred stock will automatically convert into 20,956,426 shares of common stock. On page 96 you state that immediately prior to the offering the preferred shares will be converted. Please revise to consistently identify the timing of the conversion.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on pages 99 and F-10 of the Registration Statement.

2. Summary of significant accounting policies

(g) Revenue Recognition, page F-12

31.	Tell us how you considered whether the software components and nonsoftware components function together to deliver the tangible product’s essential functionality. We refer you to ASC 985-605-15-4A. In addition, tell us how you determined that each nonsoftware component has stand-alone value. We refer you to ASC 605-25-25-5.

RESPONSE: The Company respectfully advises the Staff that its arrangements generally contain both software and non-software elements. In accordance with ASC 985-605-15-3, the Company has considered the software elements to be more than incidental as the software is a significant focus of its marketing efforts, the Company provides post-contract customer support for the software and has incurred significant costs within the scope of ASC 985-20. The Company respectfully submits to the Staff that the Company has considered all relevant arrangements and determined that its software components do not function together with the hardware to deliver the tangible product’s essential functionality.

Furthermore, in the Company’s determination that software and hardware components do not function together to deliver the tangible product’s essential functionality, the Company reviewed the indicators in ASC 985-605-15-4A. The assessment of these indicators is dependent on the type of hardware included in the Company’s arrangements, of which there are two types: devices and servers. Devices, which include proximity card and fingerprint readers, are not required to use the Company’s software but rather are an additional product that customers can choose to use in conjunction with the Company’s authentication management solution. These devices are frequently sold without the software element and as such do not function together with the software to deliver their essential functionality. Hardware servers which are sold with the Company’s software preloaded are not sold without the software. However, even though the Company does not sell servers without its software, the hardware server is used as a delivery device to deliver the Company’s software. The Company’s customers can choose to have its software preloaded on this equipment or they can choose to purchase the Company’s “virtual appliance” which is software code the customer can download onto their virtual server environment. In addition, the hardware server can be reconfigured to function as a server without the Company’s software.

Because these non-software components do not function together to deliver the tangible product’s essential functionality, the Company determines how the multiple deliverables can be divided into separate units of accounting based upon standalone value in accordance with ASC 605-25-25-5. The customer could resell the servers and devices or could use them for functions unrelated to the Company’s software. The readers that the Company sells are sold by other vendors under different brand names and are readily available on the open market. A competing product could be purchased from an alternative vendor and be used in place of the devices sold by the Company. The server that the Company sells preloaded with its software is similar to servers sold by other vendors and can be reconfigured and used for different functions, which include running alternative software. As a result, the Company respectfully submits to the Staff that it has determined that standalone value has been established for its hardware in accordance with ASC 605-25-25-5(a).

32.	Disclose how you are applying the selling price method to determine fair value. Describe the significant assumptions employed to establish fair value. We refer you to ASC 605-25-30-6C.

RESPONSE: The Company respectfully advises the Staff that it has updated the disclosure to reflect its application of the selling price method. The Company would also like to advise the staff on a supplemental basis that for substantially all of the transactions which resulted in revenue recognized during the periods presented, the Company has applied an accounting convention to calculate our revenue when applying the relative selling price method. In our typical transaction only the software elements “services” and “maintenance” remain undelivered for which the Company has established VSOE of fair value for both and historically the amount of arrangement consideration allocated to the Software deliverable is always greater than the fair value of these two elements and the Company has not separately presented hardware and software revenue. As a result, the allocation under the relative selling price method results in the same product and services revenue as what would be recognized utilizing our accounting convention of deferring the VSOE amounts for the services and maintenance and recognizing the delivered hardware and software as product revenue. The Company supplements this convention at the close of each quarter by determining if the Company has any arrangements that contain undelivered hardware elements and delivered software elements and if the Company does the Company applies the relative selling price method as described.

The Company has not established VSOE of fair value for the software deliverables as a group because software and maintenance are not sold separately. In accordance with ASC 605-25-30-6C, the Company determines the best estimate of selling price for the software elements as a group based on various factors including but not limited to its standard software maintenance rates, the historical selling price of these deliverables in similar transactions and its standard pricing practices, along with geographies and customer class.

The Company has established VSOE of fair value for the majority of its devices, services and maintenance by using the price charged for the products when sold separately. For non-software deliverables in which VSOE of fair value does not exist, the Company uses third-party evidence or the best estimate of selling price to establish fair value. In accordance with ASC 605-25-30-6C, to determine the best estimate of selling price, the Company analyzes the average price charged by retail sellers for similar products, the price charged by distributors selling similar products and the manufacturer’s suggested retail price. The Company has utilized third-party evidence as the best estimate of selling price for devices on two occasions both of which occurred in 2013. On these two occasions, the results of this pricing analysis were applied to the relative selling price method.

33.	We note that you state that “VSOE of fair value of maintenance on enterprise licenses is based on separately stated renewal rates in the arrangements that are substantive.” Tell us how you determined that such rates are substantive. We refer you to ASC 985-605-25-67.

RESPONSE: The Company respectfully advises the Staff that in circumstances where separately stated renewal rates are used to establish VSOE of fair value of maintenance, the Company determines whether such rates are substantive by comparing the renewal rate percentage charged in the agreement with the percentage the Company charges for maintenance in user based licenses. The Company’s bell-shaped curve analysis resulted in a median maintenance rate between 20% and 30% of the list price for maintenance on its user based license sales based upon the type of maintenance purchased. The Company has concluded this range to be substantive as it is at or above industry norms as well as consistent with its normal pricing practices. Maintenance on the Company’s enterprise licensing is based on the actual sales price of the software license and is similarly priced in the 20% to 30% range for the same level of maintenance as the results of the Company’s bell-shaped curve analysis done for its user based licenses. The Company considers the stated renewal rate to be substantive if the percentage charged to enterprise customers is similar in range to the percentage charged for its user based sales and is consistent with its normal pricing practices.

34.	Tell us how the user based license arrangement effects your ability to establish VSOE for PCS. Your response should address ASC 985-605-55-70 to 73.

RESPONSE: The Company respectfully advises the Staff that when the Company licenses its product on a user basis, it prices the software based on the actual number of users for which the customer has licensed the software. The price is not adjusted based on the number of users deployed. The Company’s license keys reflect the number of users stated in the customer order and are delivered all at once rather than on a staggered deployment basis. The Company does not provide customers with a key for unlimited users unless they have purchased an enterprise-based license, which occurs infrequently. When customers need licenses for additional users, they must purchase the additional quantity required and will receive a new license key reflecting the amount purchased.

VSOE of fair value on the user based licenses is established based on a consistent percentage of the list price of the software purchased. The number of users used to calculate maintenance is based on the number of licenses purchased and not the number of users deployed. The license key the Company delivers to the customer limits the number of users to the quantity of licenses purchased so the customer cannot deploy more licenses than what was purchased. Maintenance is charged beginning with the delivery of the software license and there is no reduced charge for maintenance during the deployment period. As a result, the Company establishes VSOE of fair value for maintenance on its user based licenses in accordance with the provisions of ASC 985-605-25-67 to 69.

17. Segment and geographic information, page F-37

35.	We note that you manage your business as one operating segment—healthcare information technology solutions. We note on page 43 that you had “over 720,000 licensed users in over 400 non-healthcare organizations.” In this regard, tell us why the non-healthcare organizations do not represent a reportable operating segment. We refer you to ASC 280-10-50.

RESPONSE: The Company respectfully advises the Staff that the Company’s determination of an operating segment or component is based on the availability of discrete financial information, whether or not the operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and if the Company engages in business activities from which the Company may earn revenues and incur expenses. The Company’s chief operating decision maker is the Company’s chief executive officer, who reviews only consolidated operating results to assess the performance of the Company and make decisions about the allocation of resources. These operating results are not segregated by industry as the performance of the Company’s business by industry is not separately tracked or reported on as a separate profit and loss unit. The products the Company sells to healthcare customers are the same products the Company sells to non-healthcare customers and as a result the expenses related to its development and support activities are not incurred separately by industry. Accordingly, the Company has determined that there is one reporting unit. Therefore, the Company respectfully submits to the Staff that non-healthcare organizations do not represent a reportable operating segment.

Exhibit index

Exhibit 10.11

36.	Please file a copy of this exhibit that includes Appendix A and ensure that in an appropriate part of your document, you include an unambiguous description of the material terms of this agreement. In this regard, we note your reference on page 16 to a master services agreement with a developer in Lviv, Ukraine.

RESPONSE: In response to the Staff’s comment, the Company has filed the form of the Statement of Work as Appendix A to Exhibit 10.11, the Master Services Agreement by and between the Registrant and SoftServe, Inc. In addition, in response to the Staff’s comment, the Company has added disclosure on page 74 of the Registration Statement to describe the material terms of this agreement.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1327.

Sincerely,

/s/ Kenneth J. Gordon

Enclosures

cc:	Omar Hussain, Imprivata, Inc.
John Milton, Imprivata, Inc.